Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results of Operations
The following tables sets forth the results of operations for the periods indicated
.
The quarterly results of operations for the years ended December 31, 2019 and 2018 reflect
 our adoption of FASB ASU
2014-09,
Revenue from Contracts with Customers
(Topic 606). We have not adjusted the quarterly results of operations for any other period or as of any other date presented. See Note 6, Revenue from Contracts with
Customers.

	Year Ended December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$24,400	$32,747	$28,702	$31,574
Gross profit	16,915	23,128	21,095	23,508

Loss from continuing operations	(18,212)	(14,003)	(16,972)	(199,591)
Income from discontinued operations	8,861	14,191	11,834	2,250
Net (loss) income	(9,351)	188	(5,138)	(197,341)
Net loss from continuing operations per common share - basic	$(0.29)	$(0.19)	$(0.23)	$(2.76)

Net loss from continuing operations per common share - diluted	$(0.29)	$(0.16)	$(0.23)	$(2.76)

Net income from discontinued operations per common share - basic	$0.14	$0.19	$0.16	$0.04
Net income from discontinued operations per common share - diluted	$0.14	$0.16	$0.16	$0.04
Net (loss) income per common share - basic	$(0.15)	$0.00	$(0.07)	$(2.72)

Net (loss) income per common share - diluted	$(0.15)	$0.00	$(0.07)	$(2.72)

	Year Ended December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Revenues	$22,461	$22,384	$24,142	$23,125
Gross profit	14,414	8,991	17,873	17,241
Loss from continuing operations	(10,172)	(17,124)	(13,743)	(8,610)

Income from discontinued operations	9,055	11,322	16,740	9,409
Net (loss) income	(1,117)	(5,802)	2,997	799

Net loss from continuing operations per common share - basic	$(0.18)	$(0.30)	$(0.23)	$(0.14)

Net loss from continuing operations per common share - diluted	$(0.18)	$(0.30)	$(0.18)	$(0.11)
Net income from discontinued operations per common share - basic	$0.15	$0.19	$0.28	$0.15
Net income from discontinued operations per common share - diluted	$0.15	$0.19	$0.22	$0.12
Net (loss) income per common share - basic	$(0.03)	$(0.11)	$0.05	$0.01
Net (loss) income per common share - diluted	$(0.03)	$(0.11)	$0.04	$0.01